Share of Associates and Joint Ventures' Profit (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Net interest received	$ 17	$ 15	$ 22
Profit (loss) before taxation	278	(63)	269
Taxation	(128)	(108)	(189)
Profit (loss) after taxation		(171)	80
Share of associates and joint ventures’ profit (loss) (note 30)	122	22	11
Associates
Disclosure of associates [line items]
(Impairment) impairment reversal of investments in associates	15	13	(5)
Joint ventures
Disclosure of associates [line items]
Impairment reversal of investments in joint ventures (note 17)	14	2	11
Joint ventures | Associates
Disclosure of associates [line items]
Revenue	582	454	442
Operating costs, special items and other expenses	(472)	(471)	(447)
Net interest received	(8)	1	3
Profit (loss) before taxation	102	(16)	(2)
Taxation	(9)	23	7
Profit (loss) after taxation	93	7	5
Share of associates and joint ventures’ profit (loss) (note 30)	$ 122	$ 22	$ 11